FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Percentage of currency stronger against the NIS	5.00%	5.00%	5.00%
Fair value of borrowing	$ 96	$ 94
Payable in respect of intangible assets purchase balances	$ 23	$ 26
Maximum
Financial instruments
Maturity periods for cash balances in highly-rated bank deposits	1 year
Portfolio invested in a single bond issuer (as a percent)	10.00%
Interest rate risk | Floating rate | Minimum
Financial instruments
Spread rate	1.75%
Interest rate risk | Fixed rate
Financial instruments
Borrowings, interest rate	8.20%
Interest rate risk | Fixed rate | Period for trailing four quarters ending March 31, 2021
Financial instruments
Borrowings, interest rate	6.70%